Segment Information - Results of each reportable segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 92,390	$ 15,936	$ 6,155
Gross profit/(loss)	48,790	9,277	1,173
Unallocated
Disclosure of operating segments [line items]
Revenue	0	0	0
Gross profit/(loss)	0	0	(1,942)
Prevention | Operating segments
Disclosure of operating segments [line items]
Revenue	12,945	10,367	6,155
Gross profit/(loss)	10,998	8,122	$ 3,115
Consumer Health | Operating segments
Disclosure of operating segments [line items]
Revenue	79,445	5,569
Gross profit/(loss)	$ 37,792	$ 1,155